Financial results (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Total finance income		$ 10	$ 9	$ 23
Total finance cost		(185)	(177)	(187)
Total other financial results		(14)	84	175
Financial results, net		(189)	(84)	11
Financial Income [Member]
IfrsStatementLineItems [Line Items]
Financial interest			1	11
Other interest		10	8	12
Finance Costs [Member]
IfrsStatementLineItems [Line Items]
Financial interest	[1]	(137)	(164)	(165)
Other interest		(3)	(3)	(10)
Commercial interest				(2)
Fiscal interest		(38)	(3)	(6)
Bank and other financial expenses		(7)	(7)	(4)
Other Finance Income Cost [Member]
IfrsStatementLineItems [Line Items]
Foreign currency exchange difference, net		3	14	(6)
Changes in the fair value of financial instruments		(15)	30	88
(Losses) Gains from present value measurement	[2]	(1)	2	55
Results for the repurchase of corporate bonds			38	25
Other financial results		$ (1)		$ 13

[1]	Net of US$ 10 million and US$ 17 million capitalized in property, plant and equipment for the years ended December 31, 2020 and 2019, respectively.
[2]	As of December 31, 2019, includes US$ 2 million and US$ 69.1 million related to the agreement for the regularization and settlement of receivables executed with the WEM on August 5, 2019, recorded under financial interest income and gains from present value measurement, respectively.